Schedule of Investments (unaudited)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
AeroVironment, Inc.(a)(b)	1,097,572	$ 181,176,210
ATI, Inc.(a)	4,645,123	915,553,743
BWX Technologies, Inc.	3,118,353	606,987,412
Carpenter Technology Corp.(b)	1,691,209	1,043,205,360
Curtiss-Wright Corp.(b)	1,257,386	952,796,815
Hexcel Corp.	2,567,349	256,888,941
Kratos Defense & Security Solutions, Inc.(a)(b)	6,382,743	318,243,566
Moog, Inc., Class A(b)	967,998	410,276,272
StandardAero, Inc.(a)(b)	6,448,636	192,878,703
Woodward, Inc.(b)	2,028,064	862,819,548
		5,740,826,570
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,916,013	198,541,859
Automobile Components — 1.0%
Autoliv, Inc.	2,344,301	272,337,447
BorgWarner, Inc.	6,981,624	463,579,834
Gentex Corp.	7,248,385	183,166,689
Goodyear Tire & Rubber Co. (The)(a)(b)	9,780,813	64,553,366
Lear Corp.	1,705,114	228,587,583
Visteon Corp.	908,607	90,142,900
		1,302,367,819
Automobiles — 0.2%
Harley-Davidson, Inc.	3,586,189	87,718,183
Thor Industries, Inc.	1,790,232	134,553,837
		222,272,020
Banks — 5.9%
Associated Banc-Corp	5,560,509	171,096,862
Bank OZK	3,427,536	178,540,350
Columbia Banking System, Inc.	9,853,555	315,806,438
Commerce Bancshares, Inc.	4,614,580	266,491,995
Cullen/Frost Bankers, Inc.	2,137,472	330,282,174
East West Bancorp, Inc.	4,663,015	601,948,606
First Financial Bankshares, Inc.	4,438,047	153,556,426
First Horizon Corp.	16,154,894	414,211,482
Flagstar Bank N.A.(b)	10,214,932	152,611,084
FNB Corp.	12,116,180	231,176,714
Glacier Bancorp, Inc.	4,385,468	226,202,440
Hancock Whitney Corp.	2,762,420	206,408,022
Home BancShares, Inc.	6,375,729	182,027,063
International Bancshares Corp.	1,841,355	139,850,912
Old National Bancorp	11,704,602	303,149,192
Pinnacle Financial Partners, Inc.	5,119,294	516,434,379
Prosperity Bancshares, Inc.	3,432,883	250,703,446
Southstate Bank Corp.	3,324,394	332,106,961
Texas Capital Bancshares, Inc.	1,486,462	153,492,066
UMB Financial Corp.	2,430,991	347,048,275
United Bankshares, Inc.	4,683,393	214,639,901
Valley National Bancorp	16,220,746	237,633,929
Webster Financial Corp.	5,514,989	421,455,459
Western Alliance Bancorp	3,485,316	286,492,975
Wintrust Financial Corp.	2,295,779	368,977,601
Zions Bancorp N.A.	5,011,017	346,712,266
		7,349,057,018
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(a)(b)	255,433	45,219,304
Celsius Holdings, Inc.(a)(b)	5,394,871	157,961,823
Coca-Cola Consolidated, Inc.	1,923,698	367,272,422
		570,453,549
Security	Shares	Value
Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc.(a)(b)	4,794,436	$ 390,794,478
BioMarin Pharmaceutical, Inc.(a)(b)	6,578,939	376,446,890
Cytokinetics, Inc.(a)(b)	4,621,338	393,691,784
Exelixis, Inc.(a)(b)	8,555,549	465,507,421
Halozyme Therapeutics, Inc.(a)(b)	4,037,317	316,000,802
Neurocrine Biosciences, Inc.(a)	3,422,492	576,809,689
Roivant Sciences Ltd.(a)	15,347,302	543,141,018
United Therapeutics Corp.(a)	1,444,792	782,831,649
		3,845,223,731
Broadline Retail — 0.3%
Macy’s, Inc.	8,977,074	211,410,093
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,064,760	158,738,749
		370,148,842
Building Products — 2.0%
AAON, Inc. USD(b)	2,314,112	293,568,248
Advanced Drainage Systems, Inc.	2,439,277	382,868,918
Carlisle Cos., Inc.	1,374,158	498,475,814
Fortune Brands Innovations, Inc.	4,060,454	222,918,925
Owens Corning	2,740,986	435,707,135
Simpson Manufacturing Co., Inc.	1,400,254	293,143,175
Trex Co., Inc.(a)(b)	3,536,471	176,965,009
UFP Industries, Inc.	1,922,437	174,441,933
		2,478,089,157
Capital Markets — 2.3%
Affiliated Managers Group, Inc.(b)	899,000	304,221,600
Carlyle Group, Inc. (The)	8,821,917	371,490,925
Evercore, Inc., Class A	1,317,789	449,945,876
Federated Hermes, Inc., Class B, NVS	2,465,089	136,122,215
Hamilton Lane, Inc., Class A	1,390,895	109,644,253
Houlihan Lokey, Inc., Class A	1,845,529	247,540,805
Janus Henderson Group PLC	4,219,145	219,184,583
Jefferies Financial Group, Inc.	5,566,702	278,223,766
Morningstar, Inc.	750,751	117,132,171
SEI Investments Co.	3,111,312	272,893,175
Stifel Financial Corp.	5,221,446	364,300,287
		2,870,699,656
Chemicals — 1.7%
Ashland, Inc.	1,558,526	102,691,278
Avient Corp.	3,121,590	115,373,966
Axalta Coating Systems Ltd.(a)	7,284,707	249,282,674
Cabot Corp.	1,757,073	159,577,370
NewMarket Corp.	259,857	205,609,253
Olin Corp.	3,876,830	76,838,771
RPM International, Inc.	4,344,119	482,848,827
Scotts Miracle-Gro Co. (The)	1,524,901	103,861,007
Solstice Advanced Materials, Inc.	5,405,309	478,910,377
Westlake Corp.	1,133,867	82,772,291
		2,057,765,814
Commercial Services & Supplies — 1.5%
Brink’s Co. (The)	1,401,719	132,448,428
Clean Harbors, Inc.(a)(b)	1,690,842	505,139,048
MSA Safety, Inc.	1,235,160	215,634,233
RB Global, Inc.(b)	6,341,209	738,433,788
Tetra Tech, Inc.	8,833,626	255,203,455
		1,846,858,952
Communications Equipment — 0.3%
Viavi Solutions, Inc.(a)(b)	7,961,682	380,170,315
Construction & Engineering — 3.2%
AECOM	4,374,615	305,348,127

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
API Group Corp.(a)(b)	13,124,006	$ 555,801,654
Dycom Industries, Inc.(a)(b)	1,021,768	516,595,683
Fluor Corp.(a)(b)	4,754,054	249,064,889
IES Holdings, Inc.(a)	299,239	219,838,924
MasTec, Inc.(a)(b)	2,097,241	872,578,090
Sterling Infrastructure, Inc.(a)(b)	1,044,491	876,703,966
Valmont Industries, Inc.(b)	660,821	381,690,210
		3,977,621,543
Construction Materials — 0.3%
Eagle Materials, Inc.(b)	1,069,877	240,722,325
Knife River Corp.(a)(b)	1,931,772	161,592,728
		402,315,053
Consumer Finance — 0.7%
Ally Financial, Inc.	9,494,343	436,265,061
FirstCash Holdings, Inc.	1,313,049	284,038,760
SLM Corp.	6,424,842	166,660,401
		886,964,222
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	12,119,628	163,978,567
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,346,333	379,087,164
Maplebear, Inc.(a)(b)	5,599,903	265,155,407
Performance Food Group Co.(a)(b)	5,346,974	597,738,223
Sprouts Farmers Market, Inc.(a)(b)	3,201,047	270,744,555
U.S. Foods Holding Corp.(a)(b)	7,495,858	766,451,481
		2,443,155,397
Containers & Packaging — 1.0%
AptarGroup, Inc.	2,172,295	271,971,334
Crown Holdings, Inc.	3,760,983	420,553,119
Graphic Packaging Holding Co.	10,071,315	106,453,800
Greif, Inc., Class A, NVS	842,987	62,794,102
Silgan Holdings, Inc.	2,985,583	138,501,195
Sonoco Products Co.	3,365,281	189,633,584
		1,189,907,134
Diversified Consumer Services — 0.8%
Duolingo, Inc., Class A(a)(b)	1,369,587	157,529,897
Graham Holdings Co., Class B	113,775	129,865,060
Grand Canyon Education, Inc.(a)	892,459	127,719,807
H&R Block, Inc.	4,314,610	164,300,349
Service Corp. International	4,696,202	356,723,504
		936,138,617
Diversified REITs — 0.4%
WP Carey, Inc.	7,581,521	542,078,751
Electric Utilities — 0.8%
IDACORP, Inc.	1,885,973	285,347,715
OGE Energy Corp.	7,024,487	341,811,537
Portland General Electric Co.	3,939,185	204,167,959
TXNM Energy, Inc.	3,391,393	192,563,294
		1,023,890,505
Electrical Equipment — 2.6%
Acuity, Inc.	1,025,039	386,091,190
EnerSys(b)	1,254,320	293,285,102
Nextpower, Inc., Class A(a)(b)	5,053,770	602,106,158
nVent Electric PLC	5,504,565	933,629,270
Regal Rexnord Corp.	2,265,896	539,713,768
Sensata Technologies Holding PLC	4,950,154	236,320,352
Vicor Corp.(a)(b)	795,320	302,046,629
		3,293,192,469
Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.(b)	1,294,491	$ 482,676,859
Arrow Electronics, Inc.(a)(b)	1,740,482	371,436,264
Avnet, Inc.	2,791,895	247,976,114
Belden, Inc.(b)	1,325,566	158,948,619
Cognex Corp.	5,664,507	410,223,597
Crane NXT Co.	1,684,399	86,173,853
Fabrinet(a)(b)	1,219,565	685,493,095
IPG Photonics Corp.(a)(b)	866,814	101,694,618
Littelfuse, Inc.	860,770	391,934,404
Novanta, Inc.(a)(b)	1,212,138	196,657,269
Sanmina Corp.(a)(b)	1,824,340	461,703,967
TD SYNNEX Corp.	2,544,778	680,320,951
TTM Technologies, Inc.(a)	3,534,802	661,078,670
Vontier Corp.(b)	4,792,494	138,982,326
		5,075,300,606
Energy Equipment & Services — 1.2%
NOV, Inc.	12,215,709	226,601,402
TechnipFMC PLC	13,570,886	899,749,742
Valaris Ltd.(a)	2,192,174	159,151,832
Weatherford International PLC	2,448,158	199,524,877
		1,485,027,853
Entertainment — 0.6%
Roku, Inc., Class A(a)	4,465,484	616,861,960
Warner Music Group Corp., Class A	4,977,510	134,741,195
		751,603,155
Financial Services — 1.7%
Corebridge Financial, Inc.	8,239,435	235,895,024
Equitable Holdings, Inc.	9,243,997	405,626,588
Essent Group Ltd.	3,136,682	201,625,919
Euronet Worldwide, Inc.(a)(b)	1,205,276	88,214,150
MGIC Investment Corp.	7,198,635	203,001,507
Shift4 Payments, Inc., Class A(a)(b)	1,998,128	97,188,946
Toast, Inc., Class A(a)	15,969,088	444,260,028
Voya Financial, Inc.	3,086,052	279,380,288
WEX, Inc.(a)(b)	1,180,007	166,487,188
		2,121,679,638
Food Products — 0.6%
Darling Ingredients, Inc.(a)	5,409,499	295,466,836
Ingredion, Inc.	2,146,370	203,282,703
Marzetti Co. (The)	690,714	78,851,910
Pilgrim’s Pride Corp.	1,462,928	41,122,906
Post Holdings, Inc.(a)(b)	1,357,570	119,819,128
		738,543,483
Gas Utilities — 1.0%
National Fuel Gas Co.	3,234,779	249,757,287
New Jersey Resources Corp.	3,435,137	192,505,077
ONE Gas, Inc.	2,136,314	164,645,720
Southwest Gas Holdings, Inc.	2,192,494	194,430,368
Spire, Inc.	2,012,217	157,134,026
UGI Corp.	7,297,482	252,055,028
		1,210,527,506
Ground Transportation — 1.9%
Avis Budget Group, Inc.(a)(b)	577,140	85,318,606
Knight-Swift Transportation Holdings, Inc.	5,530,905	430,691,573
Landstar System, Inc.	1,154,825	238,829,358
Ryder System, Inc.	1,316,947	347,371,110
Saia, Inc.(a)(b)	907,823	382,338,735
XPO, Inc.(a)(b)	3,996,362	820,413,155
		2,304,962,537

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	6,818,678	$ 72,346,174
Envista Holdings Corp.(a)(b)	5,538,877	145,949,409
Globus Medical, Inc., Class A(a)(b)	3,856,968	304,739,042
Haemonetics Corp.(a)	1,581,766	118,632,450
Lantheus Holdings, Inc.(a)(b)	2,216,049	245,848,476
LivaNova PLC(a)(b)	1,869,825	153,755,710
Penumbra, Inc.(a)(b)	1,338,722	422,701,471
		1,463,972,732
Health Care Providers & Services — 1.6%
Chemed Corp.	451,816	210,428,784
Encompass Health Corp.	3,376,495	341,296,115
Ensign Group, Inc. (The)(b)	1,972,795	316,239,038
HealthEquity, Inc.(a)(b)	2,875,440	259,709,741
Hims & Hers Health, Inc., Class A(a)(b)	7,213,460	250,090,658
Option Care Health, Inc.(a)(b)	5,344,861	112,081,735
Tenet Healthcare Corp.(a)(b)	2,931,901	548,500,039
		2,038,346,110
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	6,559,821	342,094,665
CareTrust REIT, Inc.	8,041,071	324,457,215
Healthcare Realty Trust, Inc.	11,794,797	237,901,055
Omega Healthcare Investors, Inc.	10,136,498	483,308,225
Sabra Health Care REIT, Inc.	8,583,967	167,473,196
		1,555,234,356
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	4,554,656	94,463,565
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,853,882	97,667,819
Hotels, Restaurants & Leisure — 2.6%
Aramark	8,950,331	509,273,834
Boyd Gaming Corp.(b)	1,872,217	165,372,928
Cava Group, Inc.(a)(b)	3,407,650	267,432,372
Choice Hotels International, Inc.(b)	690,914	76,187,087
Churchill Downs, Inc.	2,253,705	202,022,116
Dutch Bros, Inc., Class A(a)(b)	4,342,841	311,859,412
Hilton Grand Vacations, Inc.(a)(b)	2,043,995	107,044,018
Hyatt Hotels Corp., Class A(b)	1,396,575	270,712,098
Planet Fitness, Inc., Class A(a)(b)	2,693,286	140,508,731
Texas Roadhouse, Inc.	2,237,307	432,314,831
Travel + Leisure Co.	2,124,697	162,390,592
Vail Resorts, Inc.	1,212,854	165,130,072
Wingstop, Inc.	926,941	160,740,839
Wyndham Hotels & Resorts, Inc.	2,548,061	214,572,217
		3,185,561,147
Household Durables — 1.8%
KB Home	2,132,396	133,466,666
SharkNinja, Inc.(a)(b)	2,408,497	366,741,838
Somnigroup International, Inc.	7,159,520	561,306,368
Taylor Morrison Home Corp., Class A(a)	3,180,061	228,137,576
Toll Brothers, Inc.	3,223,605	531,088,924
TopBuild Corp.(a)(b)	959,297	340,099,565
Whirlpool Corp.(b)	2,206,436	86,977,707
		2,247,818,644
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.(b)	2,091,680	227,783,952
Talen Energy Corp.(a)(b)	1,545,138	593,734,728
		821,518,680
Industrial REITs — 0.9%
EastGroup Properties, Inc.	1,826,792	369,980,184
Security	Shares	Value
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	4,512,373	$ 276,653,589
Rexford Industrial Realty, Inc.	7,622,851	255,365,508
STAG Industrial, Inc.	6,508,169	247,700,912
		1,149,700,193
Insurance — 3.4%
American Financial Group, Inc.	2,347,279	328,478,223
Brighthouse Financial, Inc.(a)	1,946,421	123,208,449
CNO Financial Group, Inc.	3,180,142	162,123,639
Fidelity National Financial, Inc., Class A	8,612,054	406,144,467
First American Financial Corp.	3,468,427	237,899,408
Hanover Insurance Group, Inc. (The)	1,190,874	254,989,941
Kinsale Capital Group, Inc.(b)	745,764	245,960,425
Old Republic International Corp.	7,626,798	312,088,574
Primerica, Inc.	1,061,429	301,658,122
Reinsurance Group of America, Inc.	2,229,915	474,191,425
RenaissanceRe Holdings Ltd.(b)	1,452,388	460,261,757
RLI Corp.	3,129,357	184,851,118
Ryan Specialty Holdings, Inc., Class A	3,877,982	146,432,600
Selective Insurance Group, Inc.	2,037,841	197,690,956
Unum Group	5,003,336	447,298,238
		4,283,277,342
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(a)(b)	16,397,637	344,842,306
IT Services — 1.9%
DigitalOcean Holdings, Inc.(a)(b)	2,770,798	435,098,410
Kyndryl Holdings, Inc.(a)(b)	7,673,691	86,789,445
Okta, Inc., Class A(a)(b)	5,706,722	778,682,217
Twilio, Inc., Class A(a)(b)	5,166,040	1,065,909,033
		2,366,479,105
Leisure Products — 0.5%
Brunswick Corp.	2,211,552	186,301,141
Mattel, Inc.(a)(b)	9,891,342	137,291,827
Polaris, Inc.	1,839,455	125,892,300
YETI Holdings, Inc.(a)(b)	2,578,625	127,796,655
		577,281,923
Life Sciences Tools & Services — 1.9%
Avantor, Inc.(a)(b)	23,239,385	230,069,912
Bio-Rad Laboratories, Inc., Class A(a)(b)	613,081	180,006,712
Bruker Corp.(b)	3,782,445	227,627,540
Illumina, Inc.(a)(b)	5,149,892	905,505,510
Medpace Holdings, Inc.(a)(b)	767,967	406,707,644
Repligen Corp.(a)(b)	1,804,797	246,246,503
Sotera Health Co.(a)(b)	9,026,971	160,228,735
		2,356,392,556
Machinery — 5.7%
AGCO Corp.	2,045,659	244,865,382
Chart Industries, Inc.(a)	1,530,108	319,700,766
CNH Industrial NV(b)	29,965,594	336,513,621
Crane Co.(b)	1,670,703	372,683,718
Donaldson Co., Inc.	3,942,046	353,877,469
Esab Corp.(b)	1,947,956	192,126,900
Flowserve Corp.	4,350,251	322,614,614
Graco, Inc.	5,649,170	427,133,744
ITT, Inc.	3,042,979	601,779,527
Lincoln Electric Holdings, Inc.	1,864,817	495,127,562
Middleby Corp. (The)(a)(b)	1,422,437	244,673,388
Mueller Industries, Inc.	3,780,677	464,758,624
Oshkosh Corp.	2,122,278	325,727,227
RBC Bearings, Inc.(a)	1,073,693	691,522,714
SPX Technologies, Inc.(a)(b)	1,704,092	417,792,236

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Terex Corp.	3,887,090	$ 281,386,445
Timken Co. (The)	2,152,551	312,808,711
Toro Co. (The)	3,299,383	321,425,892
Watts Water Technologies, Inc., Class A	935,185	366,078,168
		7,092,596,708
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,821,029	247,605,313
Media — 0.6%
New York Times Co. (The), Class A	5,482,858	383,690,403
Nexstar Media Group, Inc., Class A	977,116	174,503,147
Sirius XM Holdings, Inc.	6,416,347	189,538,890
		747,732,440
Metals & Mining — 2.6%
Alcoa Corp.	8,982,190	468,331,387
Cleveland-Cliffs, Inc.(a)	19,415,604	182,312,521
Coeur Mining, Inc.(b)	35,212,351	574,665,568
Commercial Metals Co.	3,774,337	236,839,647
Hecla Mining Co.(b)	22,829,477	352,258,830
MP Materials Corp., Class A(a)(b)	4,605,181	257,936,188
Reliance, Inc.	1,737,586	649,162,130
Royal Gold, Inc.	2,773,128	553,544,080
		3,275,050,351
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	24,941,978	557,702,628
Starwood Property Trust, Inc.	11,862,265	194,303,901
		752,006,529
Multi-Utilities — 0.3%
Black Hills Corp.	2,591,264	192,790,042
Northwestern Energy Group, Inc.	2,093,587	149,942,701
		342,732,743
Office REITs — 0.5%
COPT Defense Properties	3,841,632	139,796,989
Cousins Properties, Inc.	5,600,550	167,904,489
Kilroy Realty Corp.	3,641,235	136,437,075
Vornado Realty Trust	5,378,026	211,356,422
		655,494,975
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	11,317,050	257,462,887
Antero Resources Corp.(a)	10,018,784	352,060,070
Chord Energy Corp.	1,916,299	219,032,976
CNX Resources Corp.(a)(b)	4,815,592	163,393,037
DT Midstream, Inc.	3,472,311	509,526,916
HF Sinclair Corp.	5,215,714	363,274,480
Matador Resources Co.	3,973,133	197,782,561
Murphy Oil Corp.	4,586,549	149,338,035
Ovintiv, Inc.	9,373,921	493,536,941
PBF Energy, Inc., Class A	2,859,111	130,146,733
Permian Resources Corp., Class A	26,789,372	493,192,338
Range Resources Corp.	8,020,017	298,264,432
Viper Energy, Inc., Class A	6,610,628	280,290,627
		3,907,302,033
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,164,022	170,221,971
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)(b)	3,792,774	197,982,803
American Airlines Group, Inc.(a)(b)	22,512,012	406,792,057
		604,774,860
Security	Shares	Value
Personal Care Products — 0.1%
elf Beauty, Inc.(a)(b)	2,010,002	$ 148,740,148
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(a)(b)	17,000,123	418,373,027
Jazz Pharmaceuticals PLC(a)(b)	2,135,632	514,623,243
		932,996,270
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp., Class A	4,104,748	249,035,061
CACI International, Inc., Class A(a)(b)	751,935	348,341,408
ExlService Holdings, Inc.(a)	5,200,386	134,481,982
Exponent, Inc.	1,651,242	97,026,980
FTI Consulting, Inc.(a)(b)	1,006,500	149,978,565
Genpact Ltd.	5,365,762	147,558,455
KBR, Inc.	4,315,632	149,018,773
Maximus, Inc.	1,788,352	96,141,803
Parsons Corp.(a)(b)	1,820,671	95,384,954
Paylocity Holding Corp.(a)(b)	1,476,230	154,310,322
Science Applications International Corp.	1,467,078	161,980,082
TransUnion(b)	6,562,450	473,415,143
UL Solutions, Inc., Class A(b)	2,648,407	269,766,737
		2,526,440,265
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,579,143	489,455,373
Residential REITs — 0.7%
American Homes 4 Rent, Class A	10,781,978	361,411,902
Equity LifeStyle Properties, Inc.	6,601,191	425,446,760
Independence Realty Trust, Inc.	8,008,326	133,658,961
		920,517,623
Retail REITs — 0.9%
Agree Realty Corp.	4,081,684	309,146,746
Brixmor Property Group, Inc.	10,444,015	329,299,793
Kite Realty Group Trust	6,911,939	196,160,829
NNN REIT, Inc.	6,475,595	301,309,435
		1,135,916,803
Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems, Inc.(a)(b)	4,225,608	294,186,829
Amkor Technology, Inc.(b)	3,881,040	334,662,079
Cirrus Logic, Inc.(a)(b)	1,736,155	257,871,102
Entegris, Inc.(b)	5,190,745	933,607,396
Lattice Semiconductor Corp.(a)	4,663,423	713,317,182
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,233,374	849,508,469
MKS, Inc.(b)	2,299,049	1,022,616,995
Onto Innovation, Inc.(a)	1,693,156	640,774,888
Rambus, Inc.(a)	3,680,736	488,580,897
Semtech Corp.(a)	3,169,426	512,971,598
Silicon Laboratories, Inc.(a)	1,122,625	245,360,920
SiTime Corp.(a)(b)	754,745	562,707,682
Synaptics, Inc.(a)(b)	1,315,142	163,380,091
Universal Display Corp.	1,479,902	128,144,714
		7,147,690,842
Software — 2.7%
Appfolio, Inc., Class A(a)(b)	817,902	131,150,586
Bentley Systems, Inc., Class B(b)	5,073,796	151,655,762
BILL Holdings, Inc.(a)(b)	3,017,133	109,099,529
Commvault Systems, Inc.(a)(b)	1,404,075	198,999,550
Docusign, Inc.(a)(b)	6,613,217	293,759,099
Dolby Laboratories, Inc., Class A	2,054,029	108,000,845
Dropbox, Inc., Class A(a)(b)	5,097,859	140,038,187
Dynatrace, Inc.(a)	10,029,304	440,386,739
Guidewire Software, Inc.(a)(b)	2,881,538	354,573,251

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
InterDigital, Inc.	879,712	$ 249,072,858
Manhattan Associates, Inc.(a)(b)	2,013,852	280,428,891
Nutanix, Inc., Class A(a)	9,027,199	460,026,061
Pegasystems, Inc.(b)	3,071,657	92,057,560
Qualys, Inc.(a)(b)	1,198,710	164,810,638
UiPath, Inc., Class A(a)(b)	14,536,970	158,016,864
		3,332,076,420
Specialized REITs — 1.3%
CubeSmart	7,706,606	306,491,721
EPR Properties	2,604,148	151,066,625
Gaming & Leisure Properties, Inc.	9,640,218	429,278,907
Lamar Advertising Co., Class A	2,963,147	462,191,669
National Storage Affiliates Trust	2,417,178	107,491,906
Rayonier, Inc.	9,417,792	200,410,614
		1,656,931,442
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(a)(b)	1,522,818	137,068,848
AutoNation, Inc.(a)(b)	854,215	158,704,605
Bath & Body Works, Inc.	6,854,597	158,546,829
Burlington Stores, Inc.(a)(b)	2,138,596	677,507,213
Chewy, Inc., Class A(a)(b)	8,175,803	160,654,529
Dick’s Sporting Goods, Inc.	2,242,321	508,580,826
Five Below, Inc.(a)(b)	1,882,124	338,387,074
Floor & Decor Holdings, Inc., Class A(a)(b)	3,679,271	218,401,527
GameStop Corp., Class A(a)(b)	14,040,724	310,019,186
Gap, Inc. (The)	7,585,555	141,698,167
Lithia Motors, Inc., Class A	776,265	225,497,220
Murphy U.S.A., Inc.(b)	572,119	308,297,765
Penske Automotive Group, Inc.	626,636	112,136,512
RH(a)(b)	527,554	86,903,970
Valvoline, Inc.(a)(b)	4,341,019	171,643,891
		3,714,048,162
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc., Class A(a)(b)	10,740,433	846,238,716
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)(b)	4,055,992	75,319,771
Columbia Sportswear Co.	821,069	50,758,486
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.(a)(b)	1,691,345	$ 204,043,861
PVH Corp.(b)	1,568,242	116,457,651
VF Corp.	11,186,852	186,596,691
		633,176,460
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	1,258,033	425,403,859
Core & Main, Inc., Class A(a)(b)	6,403,939	308,990,057
GATX Corp.	1,208,351	214,107,714
MSC Industrial Direct Co., Inc., Class A	1,558,386	185,370,015
Watsco, Inc.	1,191,453	496,514,208
WESCO International, Inc.	1,657,817	572,659,726
		2,203,045,579
Water Utilities — 0.3%
Essential Utilities, Inc.	9,654,219	369,853,130
Total Long-Term Investments — 99.9% (Cost: $93,107,540,456)		124,050,585,405
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	4,682,354,567	4,683,759,273
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	169,666,794	169,666,794
Total Short-Term Securities — 3.9% (Cost: $4,851,728,290)		4,853,426,067
Total Investments — 103.8% (Cost: $97,959,268,746)		128,904,011,472
Liabilities in Excess of Other Assets — (3.8)%		(4,664,830,407)
Net Assets — 100.0%		$ 124,239,181,065

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,955,781,182	$ 727,580,781 (a)	$ —	$ (46,928)	$ 444,238	$ 4,683,759,273	4,682,354,567	$ 19,944,166 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	472,044,659	—	(302,377,865)(a)	—	—	169,666,794	169,666,794	2,490,148	—
				$ (46,928)	$ 444,238	$ 4,853,426,067		$ 22,434,314	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	1,156	09/18/26	$ 449,106	$ 3,903,933
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Bank OZK	BNP Paribas SA	USD	3,433,980	09/07/27	0.40%	1D OBFR01	Monthly	$ 124,184
Equitable Holdings, Inc.	HSBC Bank PLC		13,399,583	02/09/28	0.40%	1D OBFR01	Monthly	197,776
Equitable Holdings, Inc.	Merrill Lynch International		1,658,245	02/15/28	0.40%	1D OBFR01	Monthly	(47,849)
Fidelity National Financial, Inc., Class A	JPMorgan Chase Bank N.A.		341,863	02/09/27	0.40%	1D OBFR01	Monthly	(142)
Total long positions of equity swaps								273,969
Net dividends and financing fees								(70,736)
Total equity swap contracts including dividends and financing fees								$ 203,233

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 124,050,585,405	$ —	$ —	$ 124,050,585,405
Short-Term Securities
Money Market Funds	4,853,426,067	—	—	4,853,426,067
	$ 128,904,011,472	$ —	$ —	$ 128,904,011,472
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,903,933	$ 321,960	$ —	$ 4,225,893
Liabilities
Equity Contracts	—	(118,727)	—	(118,727)
	$ 3,903,933	$ 203,233	$ —	$ 4,107,166

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust